Financial Statement Details - Non-Operating Expense (Income), Net (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 28, 2020	Jun. 30, 2019	Jun. 24, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
(Gain) loss on sale of investments, net	$ (1.5)	$ 0.1	$ 0.1
(Gain) loss on equity investment	(14.2)	16.2	(7.1)
Gain on partial debt extinguishment	(11.0)	0.0	0.0
Gain on arbitration proceedings	(7.9)	0.0	0.0
Interest income	(16.3)	(13.9)	(9.1)
Interest expense	34.9	26.0	7.3
Foreign currency (gain) loss, net	(2.0)	1.3	(1.8)
Other, net	(0.5)	(0.3)	0.2
Non-operating (income) expense, net	$ (18.5)	$ 29.4	$ (10.4)